14. Financial assets and liabilities (Details 7) $ in Thousands	12 Months Ended
Dec. 31, 2017 ARS ($)
Disclosure of financial liabilities [line items]
Non-current liabilities, beginning	$ 0
Non-current liabilities, ending	945,326
Current liabilities, beginning	1,223,317
Current liabilities, ending	1,091,075
Other loans and borrowings
Disclosure of financial liabilities [line items]
Non-current liabilities, beginning	0
Payments	0
Non-cash transactions	0
Disbursements	1,395,508
Other	83,221
Non-current liabilities, ending	1,478,729
Current liabilities, beginning	1,293,178
Payments	(1,349,934)
Non-cash transactions	0
Disbursements	476,386
Other	85,974
Current liabilities, ending	505,604
Borrowings from CAMMESA
Disclosure of financial liabilities [line items]
Non-current liabilities, beginning	1,284,783
Payments	0
Non-cash transactions	0
Disbursements	403,427
Other	(632,652)
Non-current liabilities, ending	1,055,558
Current liabilities, beginning	1,047,722
Payments	0
Non-cash transactions	(522,215)
Disbursements	0
Other	1,227,531
Current liabilities, ending	$ 1,753,038